Depreciation and Amortization	12 Months Ended
Dec. 31, 2021
Depreciation and Amortization
Depreciation and Amortization

(15) Depreciation and Amortization

Depreciation of property, plant, and equipment and amortization of intangible asset is included in the following captions:

	December 31, 2021		December 31, 2020	December 31, 2019
	RMB	US$	RMB	RMB
Cost of goods sold	8,785	1,378	6,017	15,473
Selling expenses	33	5	11	-
Administrative expenses	3,547	557	35,694	25,978

	12,365	1,940	41,722	41,451